Average Annual Total Returns - Class I2 - Transamerica International Small Cap Value	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI EAFE Small Cap Index Gross (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Small Cap Index Gross (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Small Cap Index Gross (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.06%	8.27%	8.40%	Jan. 04, 2013	8.94%	7.52%	7.58%	5.72%	6.50%	6.65%	12.75%	9.81%	9.96%